Shareholder Fees - Cohen & Steers Institutional Realty Shares - Cohen & Steers Institutional Realty Shares	May 01, 2021
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage)	none